Adoption of Long-Duration Targeted Improvements - Cash Flow Statement (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 421	$ 421	$ 186	$ 43	$ 615
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net		50	242	929	76
Amortization value of business acquired and deferred acquisition costs		24	(43)	55	61
Amortization of unearned revenue reserve		0	(26)	(118)	(68)
Deferred income tax expense		174	29	(37)	124
Interest credited on investment and universal life-type contracts		314	152	370	481
Other operating activities, net		(273)	(114)	(571)	(40)
Changes in operating assets and liabilities:
Reinsurance recoverables		(29)	(134)	178	(741)
Reserve for future policy benefits		(153)	63	92	228
Change in market risk benefits		2	0	(305)	(295)
Other assets and liabilities		(131)	51	328	91
Net cash provided by (used for) operating activities		(376)	$ 444	$ 1,131	880
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		280			359
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net		20			10
Amortization value of business acquired and deferred acquisition costs		90			79
Amortization of unearned revenue reserve		0			(33)
Deferred income tax expense		138			56
Interest credited on investment and universal life-type contracts					534
Other operating activities, net		(208)			(38)
Changes in operating assets and liabilities:
Reinsurance recoverables		(63)			(758)
Reserve for future policy benefits		(40)			230
Change in market risk benefits		0			0
Other assets and liabilities		(132)			93
Net cash provided by (used for) operating activities		(376)			880
Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		141			256
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net		30			66
Amortization value of business acquired and deferred acquisition costs		(66)			(18)
Amortization of unearned revenue reserve		0			(35)
Deferred income tax expense		36			68
Interest credited on investment and universal life-type contracts					(53)
Other operating activities, net		(65)			(2)
Changes in operating assets and liabilities:
Reinsurance recoverables		34			17
Reserve for future policy benefits		(113)			(2)
Change in market risk benefits		2			(295)
Other assets and liabilities		1			(2)
Net cash provided by (used for) operating activities		$ 0			$ 0